Other assets	12 Months Ended
Dec. 31, 2022
Other Assets [Abstract]
Other assets	Other assets
Other current and non-current assets consist of the following:

Year ended December 31 (€, in millions)	2021	2022
Advance payments to Carl Zeiss SMT GmbH[1]	288.5	479.9
Prepaid expenses	374.3	678.6
Derivative financial instruments[2]	52.2	17.3
VAT receivable	136.7	201.2
Other assets	148.8	266.4
Other current assets	1,000.5	1,643.4

Advance payments to Carl Zeiss SMT GmbH[1]	694.3	620.4
Prepaid expenses	41.0	32.4
Derivative financial instruments[2]	47.3	—
Compensation plan assets	81.4	71.1
Non-current accounts receivable	8.0	—
Other assets	15.0	15.9
Other non-current assets	887.0	739.8
1.For further details on advance payments to Carl Zeiss SMT GmbH see Note 26 Related parties and variable interest entities.
2.For further details on derivative financial instruments see Note 25 Financial risk management.
Prepaid expenses mainly include prepaid income taxes of intercompany profit on inventory that has not been realized by ASML of €515.3 million (2021: €261.2 million). Prepaid expenses further include prepayments for maintenance and the contract balance related to the joint development program with imec of €16.3 million as of December 31, 2022 (2021: €30.3 million). At the end of 2018 we started the new joint development program with imec under which we mainly deliver systems and services upfront and receive R&D services throughout the contract period up until 2024.